Accrued interest receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Accrued interest receivable, net
Schedule of accrued interest receivable, net

	As of
	December 31,
	2017	2018
	RMB	RMB
Accrued interest receivable	8,687	13,083
Allowance for doubtful accounts	(1,050)	(2,031)
Accrued interest receivable, net	7,637	11,052

Schedule of movements in the allowance for doubtful accounts

	For the year
	ended
	December 31,
	2017	2018
	RMB	RMB
Balance at beginning of the year	377	1,050
Additions	2,868	5,914
Reversal	—	(868)
Charge-offs	(2,195)	(4,065)
Balance at end of the year	1,050	2,031